Goodwill (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Goodwill [Line Items]
Number of reportable units	2	2
Impairment loss	$ 1,435,782	$ 129,270
IT Services Reporting Unit [Member]
Goodwill [Line Items]
Impairment loss		129,270
Academic Education Services Reporting Unit [Member]
Goodwill [Line Items]
Impairment loss	$ 1,435,782